FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016
Financial assets [abstract]
Receivables	$ 406,370		$ 449,077
Derivative financial instruments	1,196		1,588
Trade receivables	950,569		1,133,236
Other investments	215,273		51,473
Cash and cash equivalents	519,965	[1]	250,541	[1]	$ 337,779		$ 183,463
Total Assets	2,093,373		1,885,915
Financial liabilities [abstract]
Other liabilities	88,403		105,659
Trade payables	836,204		864,827
Derivative financial liabilities	3,024		12,981
Finance lease liabilities	338,765		73,828
Borrowings	2,188,674		2,036,957
Total Liabilities	3,455,070		3,094,252
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0		0
Trade payables	0		0
Derivative financial liabilities	3,024		12,981
Finance lease liabilities	0		0
Borrowings	0		0
Total Liabilities	3,024		12,981
Amortized cost
Financial liabilities [abstract]
Other liabilities	88,403		105,659
Trade payables	836,204		864,827
Derivative financial liabilities	0		0
Finance lease liabilities	338,765		73,828
Borrowings	2,188,674		2,036,957
Total Liabilities	3,452,046		3,081,271
Amortized cost
Financial assets [abstract]
Receivables	406,370		449,077
Derivative financial instruments	0		0
Trade receivables	950,569		1,133,236
Other investments	176,470		14,843
Cash and cash equivalents	320,088		110,086
Total Assets	1,853,497		1,707,242
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	1,196		1,588
Trade receivables	0		0
Other investments	0		0
Cash and cash equivalents	199,877		140,455
Total Assets	201,073		142,043
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	0		0
Trade receivables	0		0
Other investments	38,803		36,630
Cash and cash equivalents	0		0
Total Assets	$ 38,803		$ 36,630

[1]	It includes restricted cash of $69, $2,216 and $50 as of December 31, 2019, 2018 and 2017, respectively. In addition, the Company had other investments with a maturity of more than three months for $212,271, $44,529 and $135,864 as of December 31, 2019, 2018 and 2017, respectively.